As filed with the Securities and Exchange Commission on September 26, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 S. Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities
Schedule of Investments
July 31, 2005 (Unaudited)
Shares	COMMON STOCKS - 84.9%	Value

	Air Transport - 1.5%
276,000	Air Methods Corporation *	$2,354,280
223,740	World Air Holdings, Inc. *	2,814,649
		5,168,929

	Biotechnology - 2.3%
100,000	LifeCell Corporation *	2,219,000
158,459	Stratagene Corp. *	1,492,684
275,000	ThermoGenesis Corp. *	1,578,500
137,500	Trinity Biotech Plc - ADR *	921,250
150,000	Vasogen, Inc. *	822,000
291,000	Zila, Inc. *	1,062,150
		8,095,584

	Business Services - 8.0%
340,000	24/7 Real Media, Inc. *	1,448,400
254,400	Barrett Business Services, Inc. *	4,480,009
182,699	Carlisle Holdings Limited *	1,140,042
140,000	Click Commerce, Inc. *	3,964,800
45,000	Exponent, Inc. *	1,337,625
33,500	Forrester Research, Inc. *	660,955
371,134	Greg Manning Auctions, Inc. *	5,195,876
270,800	RCM Technologies, Inc. *	1,180,688
211,700	Rentrak Corporation *	1,979,395
134,200	Team, Inc. *	2,857,118
70,000	World Fuel Services Corporation	1,718,500
646,130	Zomax Incorporated *	1,906,084
		27,869,492

	Chemicals & Related Products - 1.1%
278,000	Aceto Corporation	2,224,000
100,000	Penford Corporation	1,479,000
		3,703,000

	Computers & Electronics - 2.5%
133,400	COMARCO, Inc. *	1,057,862
105,600	Integral Systems, Inc.	2,492,160
15,300	Metrologic Instruments, Inc. *	264,384
15,000	NovAtel Inc. *	487,500
177,350	Rimage Corporation *	4,456,805
		8,758,711

	Consumer Products - Distributing - 0.1%
17,500	Collegiate Pacific, Inc.	206,850

	Consumer Products - Manufacturing - 10.2%
216,821	Ashworth, Inc. *	1,801,782
151,504	BriteSmile, Inc. *	589,351
115,500	Emak Worldwide, Inc. *	1,097,250
547,600	Emerson Radio Corp. *	1,856,364
85,198	Haggar Corp.	1,913,547
261,500	Hauppauge Digital, Inc. *	1,069,535
43,300	Hooker Furniture Corporation	774,204
104,443	Lifetime Brands, Inc.	2,351,012
106,225	Matrixx Initiatives, Inc. *	1,318,252
65,000	Measurement Specialties, Inc. *	1,644,500
50,000	The Middleby Corporation *	3,493,000
40,000	Monaco Coach Corporation	700,000
40,000	Noble International, Ltd.	1,069,600
110,000	Perry Ellis International, Inc. *	2,644,400
252,100	Phoenix Footwear Group, Inc. *	1,588,230
60,500	Q.E.P. Co., Inc. *	672,155
32,500	RC2 Corporation *	1,326,325
94,000	Stanley Furniture Company, Inc.	2,695,920
118,600	Tandy Brands Accessories, Inc.	1,363,900
79,100	Twin Disc, Incorporated	1,916,593
77,000	Universal Electronics, Inc. *	1,401,400
112,000	Water Pik Technologies, Inc. *	2,187,360
		35,474,680

	Consumer Services - 0.8%
109,689	LESCO, Inc. *	1,537,840
180,000	Stewart Enterprises, Inc.	1,351,800
		2,889,640

	Energy & Related Services - 6.5%
1,331,000	Electric City Corp. *	1,437,480
75,000	GulfMark Offshore, Inc. *	2,065,500
139,500	Layne Christensen Company *	3,258,720
162,400	Michael Baker Corporation *	3,759,560
848,500	Newpark Resources, Inc. *	7,178,310
100,000	OMI Corporation	1,803,000
296,000	OMNI Energy Services Corp. *	822,880
125,000	Willbros Group, Inc. *	2,100,000
		22,425,450

	Environmental Services - 2.3%
125,000	American Ecology Corporation	2,360,000
95,000	Duratek, Inc. *	2,365,025
364,200	Synagro Technologies, Inc.	1,908,408
303,200	Versar, Inc. *	1,318,920
		7,952,353

	Financial Services - 3.6%
186,349	EZCORP, Inc. - Class A *	3,149,298
229,419	Nicholas Financial, Inc.	2,505,256
105,000	QC Holdings, Inc. *	1,607,550
154,500	Sanders Morris Harris Group, Inc.	2,646,585
135,000	TradeStation Group, Inc. *	1,294,650
239,500	US Global Investors, Inc. - Class A *	1,221,450
		12,424,789

	Food - 1.2%
195,350	Landec Corporation *	1,189,681
351,800	Poore Brothers, Inc. *	1,723,820
187,000	SunOpta, Inc. *	1,123,870
		4,037,371

	Leisure - 1.5%
403,700	Century Casinos, Inc. *	3,128,675
99,100	Monarch Casino & Resort, Inc. *	1,952,270
		5,080,945

	Medical Supplies & Services - 8.3%
208,804	Allied Healthcare Products, Inc. *	1,075,341
50,000	Anika Therapeutics, Inc. *	627,500
381,500	CardioTech International, Inc. *	694,330
60,000	CNS, Inc.	1,524,000
80,000	Healthcare Services Group, Inc.	1,465,600
131,042	Horizon Health Corporation *	3,409,713
55,020	Lifeline Systems, Inc. *	1,887,186
200,831	Medical Action Industries, Inc. *	3,797,714
214,900	Microtek Medical Holdings, Inc. *	863,898
67,578	National Dentex Corporation *	1,313,716
280,000	Natus Medical, Inc. *	3,080,000
211,950	Option Care, Inc.	2,971,539
390,000	PainCare Holdings, Inc. *	1,708,200
81,000	Phase Forward, Inc. *	648,810
97,700	Psychemedics Corporation	1,309,180
50,000	SFBC International, Inc. *	2,012,000
124,000	ZEVEX International, Inc. *	496,000
		28,884,727

	Military Equipment - 0.4%
47,100	The Allied Defense Group, Inc. *	1,154,892

	Minerals & Resources - 1.4%
40,800	AM Castle & Co. *	620,568
57,000	Century Aluminum Company *	1,394,790
78,000	Metal Management, Inc.	1,840,020
140,000	NovaGold Resources, Inc. *	1,020,600
		4,875,978

	Oil & Gas - 5.3%
186,600	Brigham Exploration Company *	1,703,658
120,000	Carrizo Oil & Gas, Inc. *	2,412,000
77,500	Dawson Geophysical Co. *	1,994,075
54,000	Giant Industries, Inc. *	2,117,880
90,000	KCS Energy, Inc. *	1,767,600
227,800	NATCO Group, Inc. - Class A *	3,432,946
216,500	TransGlobe Energy Corporation *	1,461,375
790,000	VAALCO Energy, Inc. *	3,547,100
		18,436,634

	Real Estate - 0.8%
161,000	Monmouth Real Estate Investment Corporation - Class A	1,337,910
24,200	Tejon Ranch Co. *	1,485,154
		2,823,064

	Retail - 2.1%
455,282	DrugMax, Inc. *	1,138,205
96,100	Factory Card & Party Outlet Corp. *	821,655
53,000	Finlay Enterprises, Inc. *	678,395
48,000	Monro Muffler Brake, Inc.	1,387,200
119,495	PC Mall, Inc. *	507,854
70,000	REX Stores Corporation *	1,087,800
50,600	Rush Enterprises, Inc. - Class A *	804,540
51,050	Rush Enterprises, Inc. - Class B *	815,268
		7,240,917

	Retail - Auto Parts - 2.1%
151,200	Keystone Automotive Industries, Inc. *	3,990,168
85,000	LoJack Corp. *	1,623,500
60,000	TBC Corporation *	1,702,200
		7,315,868

	Semiconductor & Related Products - 1.6%
165,200	Actel Corporation *	2,557,296
375,000	FSI International, Inc. *	1,440,000
50,000	Integrated Silicon Solution, Inc. *	431,250
200,000	SpatiaLight, Inc. *	1,218,000
		5,646,546

	Software - 4.4%
166,800	Aladdin Knowledge Systems *	3,204,228
293,000	American Software, Inc. - Class A	1,758,000
421,514	Captaris Inc. *	1,546,956
156,402	Captiva Software Corporation *	2,527,456
210,000	MapInfo Corporation *	2,352,000
196,710	Moldflow Corporation *	3,080,479
37,500	PLATO Learning, Inc. *	305,625
75,400	Tyler Technologies, Inc. *	598,676
		15,373,420

	Specialty Manufacturing - 8.4%
167,400	AEP Industries, Inc. *	3,274,344
41,000	Ameron International Corporation	1,566,200
156,000	Apogee Enterprises, Inc.	2,466,360
50,000	Cascade Corporation	2,208,000
100,000	China Yuchai International Limited	1,374,000
515,300	Flanders Corporation *	5,549,781
283,350	Modtech Holdings, Inc. *	1,684,516
47,491	Northwest Pipe Company *	1,235,241
157,000	Olympic Steel, Inc. *	2,512,000
54,500	Printronix, Inc.	991,900
56,000	Raven Industries, Inc.	1,479,520
189,500	RF Monolithics, Inc. *	1,362,505
146,200	Spartan Motors, Inc.	1,713,464
135,000	Titan International, Inc.	1,768,500
		29,186,331

	Telecommunications - 5.4%
207,800	Digi International, Inc. *	2,265,020
274,600	EFJ, Inc. *	1,979,866
198,000	Gilat Satellite Networks Ltd. *	1,273,140
312,200	Globecomm Systems Inc. *	2,007,446
236,000	Harmonic, Inc. *	1,257,880
459,000	Management Network Group, Inc. *	1,055,700
70,500	RADVision Ltd. *	846,705
220,700	Radyne ComStream, Inc. *	2,195,965
850,000	Stratex Networks, Inc. *	1,853,000
491,300	TeleCommunication Systems, Inc. - Class A *	1,444,422
215,000	WatchGuard Technologies, Inc. *	946,000
409,000	Westell Technologies, Inc. *	1,676,900
		18,802,044

	Transportation - 3.1%
165,000	Celadon Group, Inc. *	3,288,450
456,700	Grupo TMM S.A. - ADR - Class A *	1,680,656
150,300	Transport Corporation Of America, Inc. *	1,046,088
93,800	USA Truck, Inc. *	2,627,338
123,000	Vitran Corporation, Inc. *	2,152,500
		10,795,032

	TOTAL COMMON STOCKS (Cost $224,072,573)	$294,623,247

Principal
Amount	SHORT TERM INVESTMENTS - 14.5%	Value
	Commercial Paper - 8.3%
10,000,000	Daimler Chrysler Commercial Paper, 3.806%, 03/20/06	$9,762,584
5,000,000	Daimler Chrysler Holding Commerial Paper, 3.798%, 11/16/05	4,945,014
9,200,000	Daimler Chrysler Holding Commerial Paper, 3.697%, 12/20/05	9,069,199
5,055,000	U.S. Bank Commercial Paper, 3.347%, 10/27/05	5,014,564
		28,791,361
	Discount Notes - 1.6%
3,000,000	Federal Home Loan Bank Discount Note, 3.073% due 09/16/2005	2,988,308
2,500,000	Federal Home Loan Bank Discount Note, 3.050% due 08/01/2005	2,500,000
		5,488,308
	Variable Rate Demand Notes - 4.6% #
16,220,118	U.S. Bank Demand Note, 3.230%	16,220,118

	TOTAL SHORT TERM INVESTMENTS (Cost $50,499,787)	$50,499,787

	Total Investments (Cost $274,572,360) - 99.4%	$345,123,034

	Other Assets in Excess of Liabilities - 0.6%	2,052,646

	TOTAL NET ASSETS - 100.00%	$347,175,680

(a)	Percentages for various classifications relate to total net assets.
*	Non-income producing security.
ADR	American Depository Receipt.
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)  /s/ Michael J. Corbett
Michael J. Corbett, President

Date   September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
Michael J. Corbett, President

Date   September 22, 2005

By (Signature and Title)*  /s/ Michael J. Corbett
Michael J. Corbett, Treasurer

Date  September 22, 2005

* Print the name and title of each signing officer under his or her signature.